Cover page	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001121404
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-31368
Entity Registrant Name	Sanofi
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	54, Rue La Boétie
Entity Address, Postal Zip Code	75008
Entity Address, City or Town	Paris
Entity Address, Country	FR
Contact Personnel Fax Number	33 1 53 77 43 03
Entity Common Stock, Shares Outstanding	1,253,826,630
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	54, Rue La Boétie
Entity Address, Postal Zip Code	75008
Entity Address, City or Town	Paris
Entity Address, Country	FR
Contact Personnel Name	Karen Linehan
City Area Code	33
Local Phone Number	1 53 77 40 00
American Depositary Shares, each representing one half of one ordinary share, par value €2 per share
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one half of one ordinary share, par value €2 per share
Security Exchange Name	NASDAQ
Ordinary shares, par value €2 per share
Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value €2 per share
Security Exchange Name	NASDAQ
Contingent Value Rights
Entity Information [Line Items]
Title of 12(b) Security	Contingent Value Rights
Security Exchange Name	NASDAQ